Natural and environmental resources (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current assets held for sale [member]
Disclosure of Natural and environmental resources [Line Items]
Transfers		$ 244,387
Other [Member]
Disclosure of Natural and environmental resources [Line Items]
Transfers		(17,532)
Property, plant and equipment [member]
Disclosure of Natural and environmental resources [Line Items]
Transfers		(68,898)
Ecopetrol [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	$ 450,524	302,965
ECP Oil and Gas Germany GmbH [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells		26,273
Ecopetrol America Inc [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	312,684	5,032
Hocol S.A [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells		5,049
Ecopetrol Brasil [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells		$ 3,372
Ecopetrol Costa Afuera [Member]
Disclosure of Natural and environmental resources [Line Items]
Dry wells	$ 57,877